Offerings	Dec. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 32,203,548.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,447.31
Offering Note

(1)	Estimated solely for purposes of calculating the filing fee. This amount is based on the offer to purchase any and up to 6,192,990 shares of common stock, par value $0.001 per share (“Common Stock”) of Data Storage Corporation, a Nevada corporation (the “Company”) at a Purchase Price of $5.20 per share

(2)	The amount of the filing fee, calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, equals $138.10 per $1,000,000 of the value of the transaction.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for purposes of calculating the filing fee. This amount is based on the offer to purchase any and up to 6,192,990 shares of common stock, par value $0.001 per share (“Common Stock”) of Data Storage Corporation, a Nevada corporation (the “Company”) at a Purchase Price of $5.20 per share

(2)	The amount of the filing fee, calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, equals $138.10 per $1,000,000 of the value of the transaction.